Supplement dated April 28, 2017 to the Wilmington Funds Prospectus dated August 31, 2016 (the

“Prospectus”)

Effective April 28, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager Real Asset Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on April 28, 2017, CBRE Clarion Securities LLC (“CBRE”), ceased to be a sub-advisor of the Wilmington Multi-Manager Real Asset Fund. Accordingly, as of April 28, 2017, all references to CBRE and its portfolio management team in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated April 28, 2017 to the Wilmington Funds Statement of Additional Information dated

August 31, 2016 (the “SAI”)

Effective April 28, 2017, the information in the SAI with respect to the Wilmington Multi-Manager Real Asset Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on April 28, 2017, CBRE Clarion Securities LLC (“CBRE”) ceased to be a sub-advisor of the Wilmington Multi-Manager Real Asset Fund. Accordingly, as of April 28, 2017, all references to CBRE and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.